UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2026

Date of reporting period: January 31, 2026

Item 1.	Reports to Stockholders.

(a)             A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

CCT Thematic Equity Fund

Institutional Shares - THMEX

Semi-Annual Shareholder Report: January 31, 2026

This semi-annual shareholder report contains important information about Institutional Shares of the CCT Thematic Equity Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/chevychase/. You can also request this information by contacting us at 888-228-0002.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCT Thematic Equity Fund, Institutional Shares	$36	0.65%

Key Fund Statistics as of January 31, 2026

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$44,959	47	$-	9%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Denmark	1.1%
Belgium	2.4%
Netherlands	2.6%
United Kingdom	2.9%
Hong Kong	3.0%
Sweden	3.4%
Canada	3.5%
France	5.0%
Spain	5.7%
Switzerland	5.9%
Japan	6.9%
United States	53.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Franco-Nevada	3.5%
Banco Santander ADR	3.5%
Sandvik	3.4%
Regeneron Pharmaceuticals	3.1%
AIA Group	3.0%
NVIDIA	3.0%
Amazon.com	3.0%
Goldman Sachs Group	2.9%
Shell PLC ADR	2.9%
ABB ADR	2.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-228-0002

  https://funddocs.filepoint.com/chevychase/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-228-0002 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

THMEX-SAR-2026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors' Inner Circle Fund III

CCT Thematic Equity Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JANUARY 31, 2026

Investment Adviser:
Chevy Chase Trust Company

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Other Information (Form N-CSRS Items 8-11) (Unaudited)	20

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.5%

	Shares	Value (000)
BELGIUM — 2.4%
REAL ESTATE — 2.4%
VGP	8,734	$1,070
		1,070
CANADA — 3.5%
MATERIALS — 3.5%
Franco-Nevada	6,786	1,590
		1,590
DENMARK — 1.1%
HEALTH CARE — 1.1%
Ascendis Pharma ADR *	2,251	509
		509
FRANCE — 5.0%
CONSUMER DISCRETIONARY — 2.0%
Accor	16,805	914

CONSUMER STAPLES — 1.8%
L'Oreal ADR	8,827	809

INDUSTRIALS — 1.2%
Airbus ADR	9,147	522
		2,245
HONG KONG — 3.0%
FINANCIALS — 3.0%
AIA Group	116,841	1,351
		1,351
JAPAN — 6.9%
FINANCIALS — 3.8%
Mitsubishi UFJ Financial Group ADR	61,184	1,105
Sumitomo Mitsui Financial Group	16,593	587
		1,692
INDUSTRIALS — 3.1%
Daiei Kankyo	9,431	248
FANUC	28,270	1,145
		1,393
		3,085

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
NETHERLANDS — 2.6%
INFORMATION TECHNOLOGY — 2.6%
ASML Holding, Cl G	808	$1,150
		1,150
SPAIN — 5.7%
CONSUMER DISCRETIONARY — 2.3%
Industria de Diseno Textil	15,787	1,029

FINANCIALS — 3.4%
Banco Santander ADR	121,795	1,553
		2,582
SWEDEN — 3.4%
INDUSTRIALS — 3.4%
Sandvik	38,874	1,535
		1,535
SWITZERLAND — 5.9%
CONSUMER STAPLES — 1.3%
Nestle ADR	6,066	577

HEALTH CARE — 2.0%
Novartis ADR	5,922	880

INDUSTRIALS — 2.6%
ABB ADR	13,783	1,188
		2,645
UNITED KINGDOM — 2.9%
ENERGY — 2.9%
Shell PLC ADR	16,708	1,287
		1,287
UNITED STATES — 53.1%
COMMUNICATION SERVICES — 4.2%
Alphabet, Cl C	2,717	920
Verizon Communications	21,908	975
		1,895
CONSUMER DISCRETIONARY — 3.0%
Amazon.com *	5,554	1,329

CONSUMER STAPLES — 1.6%
Costco Wholesale	786	739

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
ENERGY — 4.3%
EOG Resources	4,616	$518
SLB	23,296	1,127
Williams	4,907	330
		1,975
FINANCIALS — 9.1%
Berkshire Hathaway, Cl B *	2,440	1,172
Goldman Sachs Group	1,400	1,310
JPMorgan Chase	2,810	860
Visa, Cl A	2,323	748
		4,090
HEALTH CARE — 10.3%
CareDx *	22,626	465
Illumina *	7,932	1,149
Natera *	4,413	1,020
Regeneron Pharmaceuticals	1,875	1,390
Vertex Pharmaceuticals *	1,297	609
		4,633
INDUSTRIALS — 1.2%
BWX Technologies	2,721	559

INFORMATION TECHNOLOGY — 15.7%
Apple	3,391	880
Broadcom	2,115	701
Cadence Design Systems *	3,303	979
Cognex	30,326	1,175
Crowdstrike Holdings, Cl A *	1,039	459
Impinj *	5,253	725
IonQ *	4,766	190
NVIDIA	6,970	1,332
Snowflake, Cl A *	3,029	584
		7,025

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
UTILITIES — 3.7%
American Electric Power	8,544	$1,023
Atmos Energy	3,759	625
		1,648
		23,893
TOTAL COMMON STOCK
(Cost $23,907)		42,942

TOTAL INVESTMENTS— 95.5%
(Cost $23,907)		$42,942

Percentages are based on Net Assets of $44,959 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of January 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES (000) (1)

Assets:
Investments, at Value (Cost $23,907)	$42,942
Cash	1,951
Reclaim Receivable	71
Receivable for Capital Shares Sold	31
Dividend and Interest Receivable	17
Receivable due from Investment Adviser Fees	4
Other Prepaid Expenses	15
Total Assets	45,031
Liabilities:
Payable for Professional Fees	22
Payable due to Administrator	10
Payable for Printing Fees	10
Payable due to Transfer Agent	8
Chief Compliance Officer Fees Payable	4
Payable due to Trustees	1
Other Accrued Expenses and Other Payables	17
Total Liabilities	72
Net Assets	$44,959
Commitments and Contingencies†
Net Assets Consist of:
Paid-in Capital	$26,863
Total Distributable Earnings	18,096
Net Assets	$44,959
Institutional Shares:
Net Assets	$44,959
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,006,808
Net Asset Value, Offering and Redemption Price Per Share	$14.95

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

STATEMENT OF OPERATIONS (000)

Six Months Ended January 31, 2026 (Unaudited)
Investment Income:
Dividends	$224
Interest	32
Less: Foreign Taxes Withheld	(11)
Total Investment Income	245
Expenses:
Investment Advisory Fees	106
Administration Fees	60
Trustees' Fees	9
Chief Compliance Officer Fees	5
Professional Fees	40
Transfer Agent Fees	17
Registration and Filing Fees	10
Printing Fees	9
Custodian Fees	5
Other Expenses	13
Total Expenses	274
Less:
Waiver of Investment Advisory Fees	(106)
Reimbursement of Expense from Investment Adviser	(30)
Net Expenses	138
Net Investment Income	107
Net Realized Gain (Loss) on:
Investments	2,025
Foreign Currency Transactions	(1)
Net Realized Gain	2,024
Net Change in Unrealized Appreciation on:
Investments	5,299
Foreign Currency Translation	1
Net Change in Unrealized Appreciation	5,300
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	7,324
Net Increase in Net Assets Resulting from Operations	$7,431

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations:
Net Investment Income	$107	$726
Net Realized Gain	2,024	7,856
Net Change in Unrealized Appreciation (Depreciation)	5,300	(3,823)
Net Increase in Net Assets Resulting From Operations	7,431	4,759
Distributions:
Institutional Shares	(8,083)	(2,984)
Total Distributions	(8,083)	(2,984)
Capital Share Transactions:
Institutional Shares
Issued	5,160	10,664
Reinvestment of Distributions	7,884	1,508
Redeemed	(6,524)	(50,413)
Net Institutional Shares Transactions	6,520	(38,241)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	6,520	(38,241)
Total Increase (Decrease) in Net Assets	5,868	(36,466)
Net Assets:
Beginning of Year/Period	39,091	75,557
End of Year/Period	$44,959	$39,091
Shares Transactions:
Institutional Shares
Issued	318	737
Reinvestment of Distributions	557	104
Redeemed	(408)	(3,488)
Total Institutional Shares Transactions	467	(2,647)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	467	(2,647)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Period Ended July 31, 2021(1)
Net Asset Value, Beginning of Year/ Period	$15.39	$14.57	$12.62	$11.58	$13.62	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.04	0.16	0.16	0.15	0.11	0.07
Net Realized and Unrealized Gain (Loss)	2.75	1.32	1.95	1.04	(1.65)	3.60
Total from Investment Operations	2.79	1.48	2.11	1.19	(1.54)	3.67
Dividends and Distributions:
Net Investment Income	(0.03)	(0.23)	(0.16)	(0.15)	(0.10)	(0.05)
Capital Gains	(3.20)	(0.43)	—	—	(0.40)	—
Total Dividends and Distributions	(3.23)	(0.66)	(0.16)	(0.15)	(0.50)	(0.05)
Net Asset Value, End of Year/Period	$14.95	$15.39	$14.57	$12.62	$11.58	$13.62
Total Return†	19.37%	10.50%	16.80%	10.35%	(11.71)%	36.75%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$44,959	$39,091	$75,557	$63,155	$61,651	$54,101

Ratio of Expenses to Average Net Assets	0.65%††	0.65%	0.65%	0.65%	0.65%	0.65%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.30%††	1.02%	0.98%	1.01%	0.94%	1.35%††
Ratio of Net Investment Income to Average Net Assets	0.51%††	1.10%	1.21%	1.26%	0.83%	0.65%††
Portfolio Turnover Rate‡	9%	18%	31%	33%	22%	21%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)	Commenced operations on September 30, 2020.

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the CCT Thematic Equity Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified investment company. Chevy Chase Trust Company serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares. The Fund commenced operations on September 30, 2020. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on the NASDAQ Stock Market (the “NASDAQ”), the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. All investment companies held in the Fund’s portfolio are valued at the published net asset value.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended January 31, 2026, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended January 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended January 31, 2026, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Fund or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

Foreign Taxes — The Funds may also be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the Funds' books. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment. Upon the Fund's receipt of reclaims, the reclaims are recorded as a reduction to foreign taxes withheld.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash— Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Segment Reporting— In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended January 31, 2026, the Fund paid $60,494 for these services.

The Trust and SEI Investments Distribution Co. are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Brown Brothers Harriman & Co., acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Apex Group Ltd. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses, fees paid to third party tax reclaim recovery service providers and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0 65% of the average daily net assets of the Fund’s Institutional Shares until November 30, 2026. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned expense limitations to recapture all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived. As of January 31, 2026, the fees which were previously waived by the Adviser which may be subject to possible future recapture, up to the expense cap in place at the time the expenses were waived to the Adviser were $237,160, $210,673, and $276,668 expiring in 2026, 2027, and 2028, respectively. During the six months ended January 31, 2026, the Fund did not recoup any previously waived fees.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

6. Investment Transactions:

For the six months ended January 31, 2026, the Fund made purchases of $3,759,809 and sales of $5,598,616 in investment securities, excluding long-term U.S. Government and short-term securities. For the six months ended January 31, 2026, there were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent.

The tax character of dividends and distributions declared during the fiscal years ended were as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2025	$1,292	$1,692	$2,984
2024	831	—	831

As of July 31, 2025, the components of Distributable Earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$423
Undistributed Long-Term Capital Gains	6,110
Unrealized Appreciation	12,215
Total Distributable Earnings	$18,748

For Federal income tax purposes, the cost of securities owned at July 31, 2025 and net realized gains or losses on securities sold for the period were different from the amounts reported for financial reporting purposes. These differences were primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (including foreign currency) by the Fund at January 31, 2026, were as follows (000):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$23,907	$19,203	$(168)	$19,035

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

American Depositary Receipts Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, inflation and different legal, regulatory and tax environments. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, inflation and different legal, regulatory and tax environments. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Management Risk — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs are subject to the risks associated with the direct ownership of real estate. Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund's investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Sector Risk — The risk that from time to time, based on market or economic conditions, the Fund may have positions in various sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Thematic Investing Strategy Risk — The Adviser manages the Fund’s assets pursuant to its proprietary Thematic-focused investment strategy. The value of the Fund may decline if, among other reasons, Themes beneficial to the Fund do not develop as anticipated or maintain over time, companies selected by the Adviser for inclusion in the Fund’s portfolio as a result of Thematic analysis do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a Theme, or other investment strategies generally outperform Thematic investing based on a variety of factor.

9. Concentration of Shareholders:

At January 31, 2026, 92% of the total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. The shareholders are comprised of omnibus accounts that were held on behalf of various individual shareholders.

Clients and employees of Chevy Chase Trust Company may invest in the Fund on the same terms as other investors. In addition, securities in the Fund may trade at different times than the same securities are traded in Chevy Chase Trust Company accounts outside the Fund for the same investors.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

(Unaudited)

11. Recent Accounting Pronouncement:

The Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND

JANUARY 31, 2026

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

CCT Thematic Equity Fund

P.O. Box 588

Portland, ME 04112

1-888-288-0002

Investment Adviser:

Chevy Chase Trust Company

7501 Wisconsin Avenue, 1500W,

Bethesda, MD 20814

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CCT-SA-001-0600

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)             The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)             There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: April 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: April 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: April 6, 2026